RELATED PARTY TRANSACTIONS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Management Fees Paid	$ 0	$ 42,742
Series One [Member]
Management Fees Paid	0	0
Series Two [Member]
Management Fees Paid	0	16,254
Series Three [Member]
Management Fees Paid	0	0
Series Four [Member]
Management Fees Paid	0	14,977
Series Five [Member]
Management Fees Paid	0	11,511
Series Six [Member]
Management Fees Paid	$ 0	$ 0